UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-4282

Name of Fund: Merrill Lynch Natural Resources Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Natural Resources Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/06

Date of reporting period: 08/01/05 - 10/31/05

Item 1 - Schedule of Investments

Merrill Lynch Natural Resources Trust
Schedule of Investments as of October 31, 2005                 (in U.S. dollars)

                                                            Shares
Country                Industry                               Held  Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 0.9%       Metals & Mining - 0.9%              153,800  Alumina Ltd.                                    $       665,338
                                                            60,500  BHP Billiton Ltd.                                       937,953
                                                           120,000  Newcrest Mining Ltd.                                  1,631,775
                       ------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Australia                      3,235,066
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.5%          Metals & Mining - 0.5%               43,500  Companhia Vale do Rio Doce (a)                        1,797,855
                       ------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Brazil                         1,797,855
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 25.1%         Canadian Independents - 19.8%        74,288  Alberta Clipper Energy, Inc. (d)                        258,218
                                                           254,000  Atlas Energy Ltd. (d)                                   969,014
                                                            47,200  Bear Ridge Resources Ltd. (d)                           186,071
                                                           112,700  Canadian Natural Resources Ltd.                       4,613,864
                                                           147,000  Chamaelo Exploration Ltd. (d)                           903,522
                                                           120,000  Clear Energy, Inc. (d)                                  488,322
                                                           262,100  Compton Petroleum Corp. (d)                           2,866,424
                                                           249,700  Crew Energy, Inc. (d)                                 3,524,653
                                                            88,928  Cyries Energy, Inc. (d)                               1,117,301
                                                            54,750  Dual Exploration, Inc. (d)                              123,931
                                                            74,288  Ember Resources, Inc. (d)                               393,625
                                                           359,822  EnCana Corp.                                         16,472,712
                                                            53,200  Husky Energy, Inc.                                    2,458,056
                                                            74,900  Kereco Energy Ltd. (d)                                  885,808
                                                           195,661  Mission Oil & Gas, Inc. (d)                           1,293,846
                                                            59,300  Nexen, Inc.                                           2,443,288
                                                            21,800  Niko Resources Ltd.                                     803,951
                                                            82,000  Oilexco, Inc. (d)                                       278,072
                                                            75,000  Paramount Resources Ltd. (d)                          1,986,987
                                                           126,000  Petro-Canada                                          4,396,728
                                                            92,653  ProEx Energy Ltd. (d)                                 1,237,154
                                                            90,100  Real Resources, Inc. (d)                              1,749,218
                                                           287,918  Rider Resources Ltd. (d)                              4,027,508
                                                           101,300  Suncor Energy, Inc.                                   5,427,629
                                                           353,500  TUSK Energy Corp. (d)                                 1,312,645
                                                           157,600  Talisman Energy, Inc.                                 6,989,153
                                                           212,581  Zenas Energy Corp. (d)                                  928,144
                                                                                                                    ---------------
                                                                                                                         68,135,844
                       ------------------------------------------------------------------------------------------------------------
                       Gold - 1.2%                          51,800  Barrick Gold Corp.                                    1,302,081
                                                           354,500  Eldorado Gold Corp. (d)                               1,084,943
                                                            67,800  Glamis Gold Ltd. (d)                                  1,418,595
                                                            22,100  Placer Dome, Inc.                                       437,110
                                                                                                                    ---------------
                                                                                                                          4,242,729
                       ------------------------------------------------------------------------------------------------------------

Merrill Lynch Natural Resources Trust
Schedule of Investments as of October 31, 2005                 (in U.S. dollars)

                                                            Shares
Country                Industry                               Held  Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 1.2%               30,200  Alcan, Inc.                                     $       957,038
                                                            48,000  Canico Resource Corp. (d)                               789,454
                                                           211,000  Northern Orion Resources, Inc. (d)                      525,912
                                                            38,300  Teck Cominco Ltd. Class B                             1,615,708
                                                                                                                    ---------------
                                                                                                                          3,888,112
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas Drilling - 2.4%           420,600  Drillers Technology Corp. (d)                           656,101
                                                            52,300  Ensign Resource Service Group                         1,640,984
                                                            97,600  Precision Drilling Corp. (d)                          4,492,464
                                                           138,800  Western Lakota Energy Services, Inc. (d)              1,503,848
                                                                                                                    ---------------
                                                                                                                          8,293,397
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas Equipment &               106,300  Tesco Corp. (d)                                       1,740,200
                       Services - 0.5%
                       ------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Canada                        86,300,282
-----------------------------------------------------------------------------------------------------------------------------------
China - 0.9%           Metals & Mining - 0.9%               54,200  Aluminum Corp. of China Ltd. (a)                      3,275,306
                       ------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in China                          3,275,306
-----------------------------------------------------------------------------------------------------------------------------------
France - 2.7%          Integrated Oil & Gas  - 1.7%         45,400  Total SA (a)                                          5,721,308
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas Equipment &                64,975  Technip SA (a)                                        3,533,990
                       Services - 1.0%
                       ------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in France                         9,255,298
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.6%       Oil & Gas Exploration &             31,400   CNOOC Ltd. (a)                                        2,062,980
                       Production - 0.6%
                       ------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Hong Kong                      2,062,980
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 1.0%           Integrated Oil & Gas - 0.3%           7,700  ENI SpA (a)                                           1,029,875
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas Drilling - 0.7%           164,500  Saipem SpA                                            2,349,381
                       ------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Italy                          3,379,256
-----------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.4%    Paper - 0.4%                        128,500  Sappi Ltd. (a)                                        1,256,730
                       ------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in South Africa                   1,256,730
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 0.4%  Integrated Oil & Gas - 0.4%          18,600  BP Plc (a)                                            1,235,040
                       ------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the United Kingdom             1,235,040
-----------------------------------------------------------------------------------------------------------------------------------
United States - 61.7%  Chemicals - 0.3%                     18,000  Praxair, Inc.                                           889,380
                       ------------------------------------------------------------------------------------------------------------
                       Energy Equipment &                  138,800  Dresser-Rand Group, Inc. (d)                          3,011,960
                       Services - 2.9%                       1,605  Hanover Compressor Co. (d)                               20,640
                                                           109,433  National Oilwell Varco, Inc. (d)(e)                   6,836,280
                                                                                                                    ---------------
                                                                                                                          9,868,880
                       ------------------------------------------------------------------------------------------------------------
                       Integrated Oil & Gas - 9.5%          30,200  Alon USA Energy, Inc. (d)                               588,900
                                                            80,591  Chevron Corp.                                         4,599,328
                                                            93,958  ConocoPhillips                                        6,142,974
                                                            93,028  Exxon Mobil Corp.                                     5,222,592
                                                            39,500  Marathon Oil Corp.                                    2,376,320
                                                           247,400  Murphy Oil Corp.                                     11,590,690
                                                           100,500  Williams Cos., Inc.                                   2,241,150
                                                                                                                    ---------------
                                                                                                                         32,761,954
                       ------------------------------------------------------------------------------------------------------------

Merrill Lynch Natural Resources Trust
Schedule of Investments as of October 31, 2005                 (in U.S. dollars)

                                                            Shares
Country                Industry                               Held  Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 3.5%               22,900  Alcoa, Inc.                                     $       556,241
                                                            18,000  Arch Coal, Inc.                                       1,387,260
                                                            34,100  Consol Energy, Inc.                                   2,076,690
                                                            21,800  James River Coal Co. (d)                                932,168
                                                             9,100  Newmont Mining Corp.                                    387,660
                                                            69,600  Peabody Energy Corp.                                  5,439,936
                                                            22,900  Southern Copper Corp.                                 1,262,706
                                                                                                                    ---------------
                                                                                                                         12,042,661
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas Drilling - 11.4%           21,800  Diamond Offshore Drilling, Inc.                       1,230,828
                                                           107,300  ENSCO International, Inc. (e)                         4,891,807
                                                           107,922  GlobalSantaFe Corp.                                   4,807,925
                                                            47,600  Helmerich & Payne, Inc.                               2,637,040
                                                           115,000  Hercules Offshore, Inc. (d)                           2,503,550
                                                            48,500  Nabors Industries Ltd. (d)(e)                         3,328,555
                                                            70,900  Noble Corp. (e)                                       4,564,542
                                                            49,500  Patterson-UTI Energy, Inc.                            1,689,435
                                                            49,700  Pride International, Inc. (d)                         1,395,079
                                                            50,000  Rowan Cos., Inc. (d)(e)                               1,649,500
                                                           106,000  Todco Class A (d)                                     4,743,500
                                                           103,100  Transocean, Inc. (d)                                  5,927,219
                                                                                                                    ---------------
                                                                                                                         39,368,980
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas Equipment &               201,600  BJ Services Co. (e)                                   7,005,600
                       Services - 10.9%                     94,400  Baker Hughes, Inc. (e)                                5,188,224
                                                            32,700  Cooper Cameron Corp. (d)                              2,410,971
                                                            94,300  FMC Technologies, Inc. (d)                            3,438,178
                                                            34,000  Grant Prideco, Inc. (d)                               1,322,260
                                                            64,700  Halliburton Co.                                       3,823,770
                                                            24,600  Lone Star Technologies (d)                            1,125,450
                                                            95,800  Oil States International, Inc. (d)                    3,170,980
                                                            37,900  Schlumberger Ltd.                                     3,440,183
                                                            97,400  Smith International, Inc. (e)                         3,155,760
                                                            10,300  Superior Well Services, Inc. (d)                        240,711
                                                            50,725  Weatherford International Ltd. (d)                    3,175,385
                                                                                                                    ---------------
                                                                                                                         37,497,472
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas Exploration &             126,760  Apache Corp.                                          8,091,091
                       Production - 19.3%                   10,600  Bill Barrett Corp. (d)                                  337,398
                                                            81,394  Burlington Resources, Inc.                            5,878,275

Merrill Lynch Natural Resources Trust
Schedule of Investments as of October 31, 2005                 (in U.S. dollars)

                                                            Shares
Country                Industry                               Held  Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            44,100  Cabot Oil & Gas Corp. Class A                   $     2,019,339
                                                           235,500  CanArgo Energy Corp. (d)                                292,020
                                                            59,100  Carrizo Oil & Gas, Inc. (d)                           1,533,054
                                                            69,400  Chesapeake Energy Corp.                               2,227,740
                                                            21,094  Cimarex Energy Co. (d)                                  828,150
                                                           186,898  Devon Energy Corp.                                   11,284,901
                                                           210,900  EOG Resources, Inc.                                  14,294,802
                                                            87,000  Energy Partners Ltd. (d)                              2,207,190
                                                            45,800  Forest Oil Corp. (d)                                  2,000,544
                                                            12,293  Kerr-McGee Corp.                                      1,045,397
                                                            69,000  Newfield Exploration Co. (d)                          3,127,770
                                                            63,800  Noble Energy, Inc.                                    2,555,190
                                                            78,400  Pioneer Natural Resources Co.                         3,923,920
                                                           104,600  Range Resources Corp.                                 3,733,174
                                                            15,500  Southwestern Energy Co. (d)                           1,124,370
                                                                                                                    ---------------
                                                                                                                         66,504,325
                       ------------------------------------------------------------------------------------------------------------
                       Refining, Marketing &                60,500  Valero Energy Corp.                                   6,367,020
                       Transportation - 2.4%                25,400  Sunoco, Inc.                                          1,892,300
                                                                                                                    ---------------
                                                                                                                          8,259,320
                       ------------------------------------------------------------------------------------------------------------
                       Transportation - 0.3%                34,200  Petroleum Helicopters, Inc. (d)                       1,038,312
                       ------------------------------------------------------------------------------------------------------------
                       Utilities - 1.2%                             Equitable Resources, Inc.                             3,942,300
                       ------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the United States            212,173,584
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks
                                                                    (Cost - $154,994,598) - 94.2%                       323,971,397
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Beneficial
                                                          Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                      $ 22,421,232  Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                                    Series I (b)                                         22,421,232
                                                        20,105,550  Merrill Lynch Liquidity Series, LLC Money
                                                                    Market Series (b)(c)                                 20,105,550
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Short-Term Securities
                                                                    (Cost - $42,526,782) - 12.3%                         42,526,782
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Investments
                                                                    (Cost - $197,521,380*) - 106.5%                     366,498,179

                                                                    Liabilities in Excess of Other Assets - (6.5%)      (22,486,160)
                                                                                                                    ---------------

                                                                    Net Assets - 100.0%                             $   344,012,019
                                                                                                                    ===============

* The cost and unrealized appreciation (depreciation) of investments, as of October 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 197,637,154
                                                                  =============
      Gross unrealized appreciation                               $ 169,186,567
      Gross unrealized depreciation                                    (325,542)
                                                                  -------------
      Net unrealized appreciation                                 $ 168,861,025
                                                                  =============

Merrill Lynch Natural Resources Trust
Schedule of Investments as of October 31, 2005

(a)   Depositary receipts.
(b) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                           Net          Interest
      Affiliate                                         Activity          Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
      LLC Cash Sweep Series I                          $ 4,169,386    $  237,909
      Merrill Lynch Liquidity Series,
      LLC Money Market Series                          $ 7,659,250    $    4,635
      --------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Non-income producing security.
(e)   Security, or a portion of security, is on loan.

      For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Natural Resources Trust


By: /s/ Robert C. Doll, Jr.
    -------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Natural Resources Trust

Date: December 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------------
    Robert C. Doll, Jr.
    Chief Executive
    Merrill Lynch Natural Resources Trust

Date: December 17, 2005


By: /s/ Donald C. Burke
    -------------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Natural Resources Trust

Date: December 17, 2005